Equity and Partners' Capital - Equity Offerings Table (details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended						12 Months Ended		1 Months Ended
	Dec. 31, 2013		May 31, 2013	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2013 Common Units [Member]		May 31, 2013 Common Units [Member]		Jun. 30, 2012 Common Units [Member]		Sep. 30, 2011 Common Units [Member]		Mar. 31, 2011 Common Units [Member]		May 31, 2013 Common Units [Member] Option On Securities [Member]	Sep. 30, 2011 Common Units [Member] Option On Securities [Member]	Mar. 31, 2011 Common Units [Member] Option On Securities [Member]	Dec. 31, 2013 General Partner [Member]		May 31, 2013 General Partner [Member]		Jun. 30, 2012 General Partner [Member]		Sep. 30, 2011 General Partner [Member]		Mar. 31, 2011 General Partner [Member]		Jan. 31, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Units [Member] Option On Securities [Member]	Jan. 31, 2014 Subsequent Event [Member] General Partner [Member]
Capital Unit [Line Items]
Common units issued									4,500,000	[1],[2]	7,015,000	[1]	5,000,000	[1]	5,750,000	[1]	3,852,813	[1]	915,000	750,000	302,813												300,000
General partner units issued																						91,837	[2],[3]	143,163	[3]	102,041	[3]	117,347	[3]	78,629	[3]			6,122
Price per unit	$ 61.51	[2]	$ 61.18	$ 43.88	$ 35.86	$ 35.15	$ 61.51	[2]
Underwriting discount and other offering expenses	$ 8,716	[2]	$ 13,203	$ 7,468	$ 7,655	$ 5,621	$ 8,716	[2]
Net proceeds	$ 273,728	[2]	$ 424,733	$ 216,409	$ 202,748	$ 132,569																										$ 18,300
Table Text Block Supplement [Abstract]
General partner's interest							2.00%

[1]	Includes the issuance of 302,813 common units, 750,000 common units and 915,000 common units pursuant to the full exercise of the underwriters’ over-allotment option granted in connection with the March 2011, September 2011 and May 2013 equity offerings, respectively.
[2]	Excludes the issuance of 300,000 common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the general partner’s proportionate capital contribution) were $18.3 million.
[3]	Represents general partner units issued to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% general partner interest.